License Agreements	Apr. 05, 2016
Research and Development [Abstract]
License Agreements	LICENSE AGREEMENTS
Massachusetts General Hospital
On April 5, 2016, the Company entered into an exclusive patent license agreement with The General Hospital Corporation d/b/a Massachusetts General Hospital (“MGH”). Under the license agreement with MGH (as amended in May 2017 and February 2018, the “MGH Agreement”), the Company obtained an exclusive, worldwide license, with the right to sublicense, under certain patents and technical information of MGH, to make, have made, use, have used, sell, have sold, lease, have leased, import, have imported or otherwise transfer licensed products and processes for use in the treatment, diagnosis, palliation and prevention of diseases and disorders in humans and animals. The Company is required to use commercially reasonable efforts to develop and commercialize licensed products and processes and must achieve certain required diligence milestones.
Under the terms of the MGH Agreement, the Company paid an initial license payment of $0.1 million in 2016, and reimbursed MGH approximately $0.3 million of prior patent prosecution expenses related to the licensed patents in 2017. The Company also issued MGH an aggregate of 358,674 shares of its common stock. Additionally, the Company is required to pay a low-five digit to mid-five digit annual maintenance fee prior to the first commercial sale of its first product or process, a mid-five digit annual maintenance fee after the first commercial sale of its first product or process that is creditable against royalties, certain clinical and regulatory milestone payments for the first three products or indications to achieve such milestones, which milestone payments are $8.6 million in the aggregate, and certain commercial milestone payments for the first three products or indications to achieve such milestones, which milestone payments are $18.0 million in the aggregate. The Company is also obligated to pay tiered royalties on net sales of licensed products ranging in the low-single digits to mid-single digits. The royalty rates are subject to up to a maximum 50% reduction for lack of a valid claim, in the event that it is necessary for the Company to obtain a license to any third-party intellectual property related to the licensed products, and generic competition. The obligation to pay royalties under the MGH Agreement expires on a licensed product-by-licensed product and country-by-country basis upon the later of expiry of the last valid claim of the licensed patents that cover such licensed product in such country or ten years from the first commercial sale of such product in such country. The Company is also obligated to pay a percentage of non-royalty-related payments received by it from sublicensees ranging in the low-double digits and a change of control fee equal to a low-single digit percentage of the payments received as part of any completed transaction up to a low seven-digit amount.
The MGH Agreement expires upon expiry of the last remaining royalty obligation for a licensed product or process. Under the MGH Agreement, MGH may terminate the agreement upon the Company’s uncured material breach or insolvency, a challenge by the Company of the licensed patents and certain other specified breaches of the MGH Agreement. The Company may terminate the agreement for any reason upon specified prior written notice to MGH.
Novo Nordisk A/S
In addition, on December 14, 2017, the Company entered into a research collaboration and exclusive license agreement with Novo Nordisk A/S. Refer to Note 14, Revenue from Contracts with Customers, for more information regarding this agreement.
LakePharma, Inc.
On April 22, 2019, the Company entered into an exclusive license agreement with LakePharma, Inc.
(“LakePharma”) whereby the Company licensed LakePharma’s intellectual property for research and development efforts for a license fee of $0.3 million, which is recorded as research and development expense in the Company’s consolidated statements of operations. The agreement will continue in perpetuity unless terminated by either party. LakePharma may terminate the agreement at any time.